CERTIFICATION OF STRONG INTERNATIONAL EQUITY FUNDS, INC. ON BEHALF OF THE
                               FOLLOWING SERIES:

                     Strong Advisor International Core Fund
                              Strong Overseas Fund


STRONG INTERNATIONAL EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act").

2. Reference is made to the Prospectuses and Statements of Additional Information for the Strong Advisor International Core Fund - Class A, Class B, and Class C shares, and Strong Overseas Fund - Investor Class and Institutional Class shares, filed by the Registrant with the Securities and Exchange Commission on April 30, 2004 (with an effective date of May 1, 2004) pursuant to Post-Effective Amendment No. 32 (File No. 33-45108; 811-6524) (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Prospectuses and Statements of Additional Information for the Strong Advisor International Core Fund and Strong Overseas Fund that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                     STRONG INTERNATIONAL EQUITY FUNDS, INC.

                                     /s/ Richard W. Smirl
                                     ---------------------------------------
                                     By:     Richard W. Smirl
                                     Title:  Vice President and Secretary

                                     Dated:  May 4, 2004